Commitment and Contingencies - Purchase Obligations (Details) $ in Millions	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2024	$ 37
2025	35
2026	21
2027	9
2028 and thereafter	17
Total	$ 119